<SUBMISSION-INFORMATION-FILE>

TYPE                    13F-HR
<CONFIRMING-COPY>         NO		      </CONFIRMING-COPY>
<SROS>                    NONE           </SROS>
<FILER>
      <FILER-CIK>         0001295044     </FILER-CIK>
      <FILER-CCC>         zz@p9pgv       </FILER-CCC>
</FILER>
<SUBMISSION-CONTACT>
      <CONTACT-NAME>      Jennifer Gwisc </CONTACT-NAME>
      <CONTACT-PHONE>     401-273-1500   </CONTACT-PHONE>
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>
      <NOTIFY-INTERNET>   jgwisc@strategicpoint.com </NOTIFY-INTERNET>
<RETURN-COPY>             NO             </RETURN-COPY>
<PERIOD>                  09-30-2004     </PERIOD>

</SUBMISSION-INFORMATION-FILE>

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2004

Check here if Amendment [  ]; Amendment Number: _______________

This Amendment (Check only one):   [  ] is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Strategic Point Investment Advisors, LLC
Address: 220 West Exchange Street, Suite 300
         Providence, RI 02903

Form 13F File Number:

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   FRED J. FRANKLIN
Title:  CHIEF LEGAL COUNSEL
Phone:  (401) 273-1500

Signature, Place, and Date of Signing:

  /s/ Fred Franklin     Providence, Rhode Island  November 1,2004
----------------------- ------------------------- -------------

Report Type (Check only one):

[xx] 13 F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other managers(s).


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10 DATA RECORDS

Form 13F Information Table Value Total:    150,576
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
  NONE.


         				                 Shares of  		    Other Voting
			 TITLE	       CUSIP             Principal      PUT/ Invest Mgrs  Authority
NAME OF ISSUER	         of CLASS      NUMBER    VALUE   Amount   SH/PM CALL Disc         SOLE SHRD NONE
			                         X($100)

iShares S&P 500/	 Common Stock  464287408 37,619   653,573  SH 	     SOLE	  SOLE
 BARRA Value Index
iShares S&P Small	 Common Stock  464287879 15,208   139,057  SH 	     SOLE	  SOLE
 Cap 600/BARRA Value
iShares Lehman 1-3  	 Common Stock  464287457 26,375   321,492  SH 	     SOLE	  SOLE
iShares GS $ 	         Common Stock  464287242  7,685    68,770  SH 	     SOLE	  SOLE
 InvestTop Corp Bond
iShares Cohen & 	 Common Stock  464287564 11,769    99,233  SH 	     SOLE         SOLE
 Steers Realty Majors
Utilities Select 	 Common Stock  81369Y886 11,005   439,332  SH 	     SOLE         SOLE
 Sector SPDR
Nuveen Quality Preferred Common Stock  67072C105 14,029   935,299  SH 	     SOLE	  SOLE
 Income Fund II
BlackRock Municipal      Common Stock  09247M105 11,707 1,099,303  SH 	     SOLE	  SOLE
 Target Term Trust Inc
Nuveen Diversified       Common Stock  6706EP105                   SH 	     SOLE	  SOLE
 Dividend and Income Fund
STANDARD & POORS   	 Common Stock  78462F103 14,938   133,662  SH 	     SOLE	  SOLE
 DEPOSITARY RECEIPTS
Nuveen Quality 	    	 Common Stock  67071S101    241    16,535  SH 	     SOLE	  SOLE
 Preferred Income Fund